COMMITMENTS (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of maturity analysis of operating lease payments [abstract]
SCHEDULE OF OPERATING LEASE EXPENDITURE COMMITMENTS

	Consolidated
Expenditure commitments	2021	2020	2019
	$	$	$
Minimum expense payments
- not later than one year	—	—	250,068
- later than one year but not later than five years	—	—	266,560
- later than five years	—	—	—
Total minimum expense payments	—	—	516,628

SCHEDULE OF CAPITAL COMMITMENT	Significant capital expenditure contracted for at the end of the reporting period but not recognised as liabilities is as follows:
	2021	2020
	$	$
Property, plant and equipment	—	466,560